Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plans

Note 11—Employee Benefit Plans

Defined Contribution Plans

The Company sponsors a defined contribution plan to assist its eligible employees in providing for retirement. Generally, under the terms of the plan, employees make voluntary contributions through payroll deductions and the Company makes matching contributions, as defined by the plan. Contributions to these defined contribution plans amounted to $4.9 million for the year ended December 31, 2024, $4.0 million for the year ended December 31, 2023 and $3.2 million for the year ended December 31, 2022 accounted for in cost of sales, cost of other revenues and selling, general and administrative costs in the Statements of Operations.

Collective Bargaining Agreement

The Company's CBA contract with the UMWA expired on April 1, 2021. While the Company continues to engage in good faith negotiations with the UMWA, the Company has not reached a new contract. On February 16, 2023, the labor union representing certain of the Company's hourly employees announced that they were ending the strike and made an unconditional offer to return to work. Approximately 56.0% of the Company's employees were represented by the UMWA as of December 31, 2024.